Note 14 - Reportable Business Segments	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
14.	REPORTABLE BUSINESS SEGMENTS

Just Energy’s reportable segments include the following: Consumer Energy and Commercial Energy. Just Energy has aggregated the operating segments into these reportable segments on the basis that the operating segments share economic characteristics. These characteristics include the nature of the product and services sold, the distribution methods, and the type of customer class and regulatory environment.

Transactions between operating segments are in the normal course of operations and are recorded at the exchange amount. Allocations made between segments for shared assets or allocated expenses are based on the number of residential customer equivalents in the respective segments.

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating profit or loss and is measured consistently with operating profit or loss in the consolidated financial statements. Just Energy is not
considered to have any key customers.

Corporate and shared services report the costs related to management oversight of the business units, public reporting and filings, corporate governance and other shared services functions.

For the
three
months ended
December 31, 2018:

	Consumer
	division		Corporate and	Consolidated
	(Restated – Note 4)	Commercial division	shared services division	(Restated – Note 4)

Sales	$615,997	$350,656	$-	$966,653
Gross margin	145,867	42,646	-	188,513
Administrative expenses	21,817	10,565	23,649	56,031
Selling and marketing expenses	39,106	18,149	-	57,255
Depreciation of property, plant and equipment	1,120	51	-	1,171
Amortization of intangible assets	6,441	866	-	7,307
Other operating expenses	94,318	1,934	-	96,252
Operating profit (loss) for the period	$(16,935)	$11,081	$(23,649)	$(29,503)
Finance costs				(22,762)
Change in fair value of derivative instruments and other				(1,515)
Change in fair value of Filter Group contingent consideration				(5,462)
Other income				2,569
Recovery for income taxes				(9,088)
Profit for the period				$(47,585)
Capital expenditures	$13,894	$1,370	$-	$15,264

For the
three
months ended
December 31, 2017:

	Consumer	Commercial	Corporate and shared services
	division	division	division	Consolidated

Sales	$579,968	$332,235	$-	$912,203
Gross margin	132,807	38,498	-	171,305
Administrative expenses	18,765	8,373	23,251	50,389
Selling and marketing expenses	39,127	16,420	-	55,547
Depreciation of property, plant and equipment	956	85	-	1,041
Amortization of intangible assets	4,954	485	-	5,439
Other operating expenses	13,662	1,059	-	14,721
Operating profit (loss) for the period	$55,343	$12,076	$(23,251)	$44,168
Finance costs				(13,266)
Change in fair value of derivative instruments and other				183,759
Other expense				(633)
Recovery of income taxes				(5,613)
Profit for the period				$208,415
Capital expenditures	$8,175	$4,026	$-	$12,201

For the
nine
months ended
December 31, 2018:

	Consumer
	division		Corporate and	Consolidated
	(Restated – Note 4)	Commercial division	shared services division	(Restated – Note 4)

Sales	$1,751,783	$1,048,170	$-	$2,799,953
Gross margin	389,878	125,506	-	515,384
Depreciation of property, plant and equipment	2,876	153	-	3,029
Amortization of intangible assets	15,068	1,579	-	16,647
Administrative expenses	65,218	31,737	73,266	170,221
Selling and marketing expenses	109,310	55,237	-	164,547
Other operating expenses	137,684	7,021	-	144,705
Operating profit (loss) for the period	$59,722	$29,779	$(73,266)	16,235
Finance costs				(59,225)
Change in fair value of derivative instruments and other				(62,003)
Change in fair value of Filter Group contingent consideration				(5,462)
Other income				5,282
Provision for income taxes				(5,285)
Loss for the period				$(110,458)
Capital expenditures	$33,457	$3,229	$-	$36,686

As at
December 31, 2018

Total goodwill	$194,021	$156,164	$-	$350,185
Total assets	$1,326,855	$452,146	$-	$1,779,001
Total liabilities	$1,488,133	$218,862	$-	$1,706,994

For the
nine
months ended
December 31, 2017:

	Consumer	Commercial	Corporate and shared services
	division	division	division	Consolidated

Sales	$1,571,439	$1,040,397	$-	$2,611,836
Gross margin	355,699	115,832	-	471,531
Depreciation of property, plant and equipment	2,779	244	-	3,023
Amortization of intangible assets	11,761	1,469	-	13,230
Administrative expenses	52,081	26,784	66,961	145,826
Selling and marketing expenses	118,759	53,441	-	172,200
Other operating expenses	58,531	2,188	-	60,719
Operating profit (loss) for the period	$111,788	$31,706	$(66,961)	76,533
Finance costs				(37,777)
Change in fair value of derivative instruments and other				223,453
Other income				1,169
Provision for income taxes				(10,577)
Profit for the period				$252,801
Capital expenditures	$18,547	$9,135	$-	$27,682

As at
December 31, 2017

Total goodwill	$148,661	$142,831	$-	$291,492
Total assets	$858,087	$529,442	$-	$1,387,529
Total liabilities	$1,173,471	$289,773	$-	$1,463,244

Sales from external customers

The revenue is based on the location of the customer.

	Three months	Three months	Nine months	Nine months
	ended	ended	ended	ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Canada	$110,853	$115,966	$283,521	$276,658
United States	623,351	580,238	1,957,508	1,852,542
International	232,449	215,999	558,924	482,636
Total	$966,653	$912,203	$2,799,953	$2,611,836

Non-current assets

Non-current assets by geographic segment consist of property, plant and equipment and intangible assets and are summarized as follows:

	As at Dec. 31, 2018	As at March 31, 2018
Canada	$271,375	$201,985
United States	227,212	207,147
International	15,302	11,687
Total	$513,889	$420,819